Commercial Acceptance Notes	12 Months Ended
Jun. 30, 2019
Commercial Acceptance Notes [Abstract]
COMMERCIAL ACCEPTANCE NOTES
6.	COMMERCIAL ACCEPTANCE NOTES

The commercial acceptance notes are measured at their face value less the amount of discounts which will be amortized as interest income throughout the holding period of the commercial acceptance notes. The Company has the right of recourse of these debt securities, and expects to collect the full face value in lump-sum upon the maturity of these notes. Impairments of these notes are analyzed whenever events or changes in circumstances indicate that the carrying amount of these notes may no longer be recoverable.

On May 18, 2018, the Company acquired, through endorsements, commercial acceptance notes with a face value of approximately RMB11,380 from the previous holders at an annual discount rate of 8.50%. These notes gradually reached maturity before May, 2019. The Company recognized interest income on endorsements notes of approximately RMB1,632 and RMB738 during the years ended June 30, 2018 and 2019, respectively.